Dreyfus New Jersey Municipal Bond Fund, Inc. (the "Fund")

Incorporated herein by reference is the supplement to the Fund's Summary and Statutory Prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 18, 2015 (SEC Accession No. 0000828475-15-000014).